Tax expense (Tables)	12 Months Ended
Jun. 30, 2018
Tax expense
Schedule of tax expense

	2018 £'000	2017 £'000	2016 £'000
Current tax:
Current tax on (loss)/profit for the year	(1,809)	(19,722)	(4,633)
Adjustment in respect of previous years	2,590	(2,651)	(2,476)
Foreign tax	(723)	(2,103)	(1,279)

Total current tax credit/(expense)	58	(24,476)	(8,388)

Deferred tax:
US deferred tax:
Origination and reversal of temporary differences	(9,225)	(3,371)	(3,879)
Adjustment in respect of previous years	(1,909)	1,782	5,039
Impact of change in US federal corporate income tax rate on opening balance(1)	(48,832)	—	—

Total US deferred tax (expense)/credit (note 25)	(59,966)	(1,589)	1,160

UK deferred tax:
Origination and reversal of temporary differences	(3,701)	6,171	(5,258)
Adjustment in respect of previous years	242	938	(2,687)
Impact of change in UK corporation tax rate	—	1,595	2,711

Total UK deferred tax (expense)/credit (note 25)	(3,459)	8,704	(5,234)

Total deferred tax (expense)/credit	(63,425)	7,115	(4,074)

Total tax expense	(63,367)	(17,361)	(12,462)

Schedule of reconciliation of the total tax expense

	2018 £'000	2017 £'000	2016 £'000
Profit before tax	26,097	56,538	48,833

Profit before tax multiplied by weighted average US federal corporate income tax rate of 28.0% (2017: 35.0%; 2016: 35.0%)	(7,307)	(19,789)	(17,092)
Tax effects of:
Adjustment in respect of previous years	923	69	(124)
Difference in tax rates on non-US operations	491	244	(612)
Foreign exchange gains on US dollar denominated tax basis	238	2,362	5,755
Expenses not deductible for tax purposes	(648)	(247)	(389)
Impact of change in US federal corporate income tax rate on opening balance(1)	(48,832)	—	—
Re-measurement of unrealized foreign exchange US deferred tax asset(2)	(8,795)	—	—
Re-measurement of foreign tax credit US deferred tax asset(3)	1,637	—	—
One time mandatory US tax charge	(1,074)	—	—

Total tax expense	(63,367)	(17,361)	(12,462)

(1)

The current year deferred tax expense includes a non-cash, tax accounting write-off of £48.8 million following the substantive enactment of US tax reform on 22 December 2017. The non-cash write-off was primarily due to the reduction in the US federal corporate income tax rate from 35% to 21% which necessitated re-measurement of the existing US deferred tax position in the period to 31 December 2017.

(2)

It is no longer deemed probable that the cumulative unrealized foreign exchange loss arising on USD denominated debt will be deductible for US tax purposes when realized. The associated deferred tax asset was therefore derecognized resulting in a non-cash tax charge of £8.8 million in the year.

(3)	The deferred tax asset associated with foreign tax credits is continuously re-measured. This has resulted in a write back of £1.6 million in the year.

Schedule of amounts relating to tax recognized directly in other comprehensive income

	2018 £'000	2017 £'000	2016 £'000
Current tax	—	16,251	1,466
US deferred tax (note 25)	(17,620)	(1,764)	10,660
UK deferred tax (note 25)	(4,272)	(15,168)	8,181

Total tax (expense)/credit recognized in other comprehensive income	(21,892)	(681)	20,307